Deferred Tax Assets And Liabilities	12 Months Ended
Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities

9      Deferred Tax Assets and Liabilities

The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis. As of December 31, 2021, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	Effect of translation	2021
JTAG Investments - Fair Value UBS Loss - P&L	—	517	—	517
Tax Losses	—	5,791	(8)	5,783
Tax Benefits	125	572	(33)	665
Others	—	81	(1)	80
Deferred tax assets offsetting	—	(6,389)	9	(6,380)
Total Deferred tax assets	125	572	(33)	665

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	Effect of translation	2021
Assets depreciation and amortization	(61)	(415)	18	(458)
Unrealized foreign exchange gains - P&L	—	(5,384)	(4)	(5,388)
Others	—	(534)	0	(534)
Deferred tax liabilities offsetting	—	6,421	(40)	6,380
Total Deferred tax liabilities	(61)	88	(27)	—

As referred under accounting policies, Note 2 u), the offset between deferred tax assets and liabilities is performed at each subsidiary level.